UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

ClearBridge Growth Fund
Class A [SHRAX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$56	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,207,266,782
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Growth Fund	PAGE 1	7009-STSR-0426

ClearBridge Growth Fund
Class C [SAGCX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$93	1.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,207,266,782
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Growth Fund	PAGE 1	7004-STSR-0426

ClearBridge Growth Fund
Class FI [LMPFX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$60	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,207,266,782
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Growth Fund	PAGE 1	7903-STSR-0426

ClearBridge Growth Fund
Class R [LMPRX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$72	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,207,266,782
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Growth Fund	PAGE 1	7902-STSR-0426

ClearBridge Growth Fund
Class I [SAGYX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$42	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,207,266,782
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Growth Fund	PAGE 1	7443-STSR-0426

ClearBridge Growth Fund
Class IS [LSIFX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$37	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,207,266,782
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Growth Fund	PAGE 1	7961-STSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Growth Fund
Financial Statements and Other Important Information
Semi-Annual  | February 28, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
February 28, 2026
 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.4%
Communication Services — 10.4%
Entertainment — 9.9%
Liberty Media Corp.-Liberty Formula One, Class C Shares	687,595	$62,976,826 *
Madison Square Garden Entertainment Corp.	775,995	48,996,324 *
Madison Square Garden Sports Corp.	438,757	145,518,147 *
ROBLOX Corp., Class A Shares	703,200	48,281,712 *
TKO Group Holdings Inc.	495,477	110,922,436
Total Entertainment		416,695,445
Interactive Media & Services — 0.5%
Pinterest Inc., Class A Shares	1,216,952	20,846,388 *

Total Communication Services		437,541,833
Consumer Discretionary — 16.8%
Hotels, Restaurants & Leisure — 9.4%
Airbnb Inc., Class A Shares	631,336	85,299,807 *
Cava Group Inc.	532,200	43,890,534 *
Chipotle Mexican Grill Inc.	615,500	22,908,910 *
Hilton Worldwide Holdings Inc.	431,500	134,533,070
Starbucks Corp.	650,900	63,801,218
Viking Holdings Ltd.	581,700	45,384,234 *
Total Hotels, Restaurants & Leisure		395,817,773
Specialty Retail — 6.4%
TJX Cos. Inc.	1,152,200	186,264,652
Tractor Supply Co.	1,330,300	68,962,752
Wayfair Inc., Class A Shares	192,800	14,716,424 *
Total Specialty Retail		269,943,828
Textiles, Apparel & Luxury Goods — 1.0%
On Holding AG, Class A Shares	926,800	43,077,664 *

Total Consumer Discretionary		708,839,265
Consumer Staples — 0.9%
Personal Care Products — 0.9%
e.l.f. Beauty Inc.	392,300	36,111,215 *

Financials — 5.7%
Capital Markets — 5.7%
Ares Management Corp., Class A Shares	568,500	63,677,685
Cohen & Steers Inc.	328,645	21,976,491
MSCI Inc.	164,200	93,894,486
Robinhood Markets Inc., Class A Shares	771,500	58,518,275 *

Total Financials		238,066,937
See Notes to Financial Statements.
ClearBridge Growth Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 12.0%
Biotechnology — 8.2%
Alnylam Pharmaceuticals Inc.	228,800	$76,172,096 *
Natera Inc.	185,500	38,591,420 *
Vertex Pharmaceuticals Inc.	460,994	229,035,649 *
Total Biotechnology		343,799,165
Health Care Equipment & Supplies — 3.3%
IDEXX Laboratories Inc.	104,800	68,825,304 *
Insulet Corp.	283,200	69,839,952 *
Total Health Care Equipment & Supplies		138,665,256
Health Care Technology — 0.5%
Doximity Inc., Class A Shares	907,690	22,265,636 *

Total Health Care		504,730,057
Industrials — 24.9%
Aerospace & Defense — 7.9%
Axon Enterprise Inc.	143,800	77,997,120 *
Howmet Aerospace Inc.	330,900	86,871,177
L3Harris Technologies Inc.	458,121	167,003,429
Total Aerospace & Defense		331,871,726
Building Products — 4.6%
Builders FirstSource Inc.	268,700	28,022,723 *
Johnson Controls International PLC	1,157,920	167,087,856
Total Building Products		195,110,579
Commercial Services & Supplies — 3.1%
Cintas Corp.	376,100	75,644,993
Clean Harbors Inc.	183,400	53,772,880 *
Total Commercial Services & Supplies		129,417,873
Electrical Equipment — 5.2%
Vertiv Holdings Co., Class A Shares	869,969	221,746,399
Ground Transportation — 1.7%
XPO Inc.	335,200	70,549,544 *
Trading Companies & Distributors — 2.4%
Fastenal Co.	723,300	33,300,732
W.W. Grainger Inc.	59,300	67,882,489
Total Trading Companies & Distributors		101,183,221

Total Industrials		1,049,879,342
Information Technology — 22.5%
Electronic Equipment, Instruments & Components — 5.5%
TE Connectivity PLC	1,006,445	231,633,317
IT Services — 3.5%
Shopify Inc., Class A Shares	738,300	89,134,959 *
See Notes to Financial Statements.

ClearBridge Growth Fund 2026 Semi-Annual Report

 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

IT Services — continued
	Snowflake Inc.	339,013	$57,093,179 *
Total IT Services			146,228,138
Semiconductors & Semiconductor Equipment — 4.8%
	Broadcom Inc.	636,850	203,505,418
Software — 8.7%
	AppLovin Corp., Class A Shares	143,700	62,476,449 *
	Autodesk Inc.	481,905	118,485,982 *
	CrowdStrike Holdings Inc., Class A Shares	279,713	104,047,642 *
	DocuSign Inc.	397,889	17,932,857 *
	Palantir Technologies Inc., Class A Shares	197,200	27,053,868 *
	ServiceNow Inc.	317,100	34,249,971 *
Total Software			364,246,769

Total Information Technology			945,613,642
Materials — 3.5%
Chemicals — 0.6%
	Sherwin-Williams Co.	71,700	25,997,703
Metals & Mining — 2.9%
	Freeport-McMoRan Inc.	1,793,467	122,099,233

Total Materials			148,096,936
Utilities — 2.7%
Independent Power and Renewable Electricity Producers — 2.7%
	Vistra Corp.	659,100	114,610,899
Total Investments before Short-Term Investments (Cost — $2,268,931,698)			4,183,490,126
	Rate
Short-Term Investments — 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.503%	14,032,509	14,032,509 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.576%	14,032,509	14,032,509 (a)(b)

Total Short-Term Investments (Cost — $28,065,018)			28,065,018
Total Investments — 100.1% (Cost — $2,296,996,716)			4,211,555,144
Liabilities in Excess of Other Assets — (0.1)%			(4,288,362)
Total Net Assets — 100.0%			$4,207,266,782

See Notes to Financial Statements.
ClearBridge Growth Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 ClearBridge Growth Fund
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated
Companies was $14,032,509 and the cost was $14,032,509 (Note 8).

See Notes to Financial Statements.

ClearBridge Growth Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $2,282,964,207)	$4,197,522,635
Investments in affiliated securities, at value (Cost — $14,032,509)	14,032,509
Dividends and interest receivable from unaffiliated investments	1,969,296
Receivable for Fund shares sold	619,291
Dividends receivable from affiliated investments	79,275
Prepaid expenses	64,882
Total Assets	4,214,287,888
Liabilities:
Payable for Fund shares repurchased	2,488,008
Investment management fee payable	2,255,802
Transfer agent fees payable	1,299,039
Service and/or distribution fees payable	741,183
Trustees’ fees payable	6,745
Accrued expenses	230,329
Total Liabilities	7,021,106
Total Net Assets	$4,207,266,782
Net Assets:
Par value (Note 7)	$449
Paid-in capital in excess of par value	2,014,606,286
Total distributable earnings (loss)	2,192,660,047
Total Net Assets	$4,207,266,782
See Notes to Financial Statements.
ClearBridge Growth Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
February 28, 2026
Net Assets:
Class A	$3,859,006,538
Class C	$20,747,028
Class FI	$936,270
Class R	$16,638,324
Class I	$254,506,143
Class IS	$55,432,479
Shares Outstanding:
Class A	42,206,795
Class C	162,637
Class FI	10,032
Class R	204,415
Class I	1,943,729
Class IS	408,405
Net Asset Value:
Class A (and redemption price)	$91.43
Class C	$127.57
Class FI (and redemption price)	$93.33
Class R (and redemption price)	$81.39
Class I (and redemption price)	$130.94
Class IS (and redemption price)	$135.73
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$96.75
See Notes to Financial Statements.

ClearBridge Growth Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2026

Investment Income:
Dividends from unaffiliated investments	$12,818,266
Dividends from affiliated investments	287,933
Total Investment Income	13,106,199
Expenses:
Investment management fee (Note 2)	15,536,025
Service and/or distribution fees (Notes 2 and 5)	5,107,422
Transfer agent fees (Notes 2 and 5)	2,749,357
Trustees’ fees	109,728
Legal fees	91,563
Shareholder reports	70,343
Registration fees	68,076
Fund accounting fees	61,536
Audit and tax fees	34,153
Commitment fees (Note 9)	18,158
Insurance	14,664
Custody fees	13,021
Miscellaneous expenses	16,068
Total Expenses	23,890,114
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(9,474)
Net Expenses	23,880,640
Net Investment Loss	(10,774,441)
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	327,786,846
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(248,036,022)
Net Gain on Investments	79,750,824
Increase in Net Assets From Operations	$68,976,383
See Notes to Financial Statements.
ClearBridge Growth Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2026 (unaudited) and the Year Ended August 31, 2025	2026	2025
Operations:
Net investment loss	$(10,774,441)	$(16,829,099)
Net realized gain	327,786,846	884,229,893
Change in net unrealized appreciation (depreciation)	(248,036,022)	(123,242,695)
Increase in Net Assets From Operations	68,976,383	744,158,099
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(780,602,184)	(742,640,004)
Decrease in Net Assets From Distributions to Shareholders	(780,602,184)	(742,640,004)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	376,451,812	188,744,097
Reinvestment of distributions	769,705,810	730,874,550
Cost of shares repurchased	(650,560,456)	(815,030,944)
Net share adjustment due to reverse stock split	—	—
Increase in Net Assets From Fund Share Transactions	495,597,166	104,587,703
Increase (Decrease) in Net Assets	(216,028,635)	106,105,798
Net Assets:
Beginning of period	4,423,295,417	4,317,189,619
End of period	$4,207,266,782	$4,423,295,417
See Notes to Financial Statements.

ClearBridge Growth Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$109.54	$110.40	$108.23	$115.82	$197.76	$177.10
Income (loss) from operations:
Net investment income (loss)	(0.26)	(0.43)	(0.09)	0.14	(0.23)	(0.05)
Net realized and unrealized gain (loss)	2.50	19.55	16.65	7.34	(42.93)	53.05
Total income (loss) from operations	2.24	19.12	16.56	7.48	(43.16)	53.00
Less distributions from:
Net investment income	—	—	(0.15)	—	—	(0.32)
Net realized gains	(20.35)	(19.98)	(14.24)	(15.07)	(38.78)	(32.02)
Total distributions	(20.35)	(19.98)	(14.39)	(15.07)	(38.78)	(32.34)
Net asset value, end of period	$91.43	$109.54	$110.40	$108.23	$115.82	$197.76
Total return[3]	1.51%	18.63%	16.38%	7.24%	(25.33)%	33.03%
Net assets, end of period (millions)	$3,859	$4,035	$3,902	$3,804	$3,945	$5,837
Ratios to average net assets:
Gross expenses	1.12%[4]	1.13%	1.14%	1.14%	1.12%	1.11%
Net expenses[5,6]	1.12 [4]	1.13	1.14	1.14	1.12	1.11
Net investment income (loss)	(0.51)[4]	(0.41)	(0.08)	0.13	(0.16)	(0.03)
Portfolio turnover rate	9%	26%	22%	10%	21%	8%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended February 28, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Growth Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class C Shares[1,2]	2026[3]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$145.65	$196.08	$222.72	$268.88	$533.48	$516.84
Income (loss) from operations:
Net investment loss	(0.87)	(1.71)	(1.52)	(1.28)	(3.04)	(3.64)
Net realized and unrealized gain (loss)	3.14	31.20	31.84	15.40	(106.44)	148.36
Total income (loss) from operations	2.27	29.49	30.32	14.18	(109.48)	144.72
Less distributions from:
Net realized gains	(20.35)	(79.92)	(56.96)	(60.28)	(155.12)	(128.08)
Total distributions	(20.35)	(79.92)	(56.96)	(60.28)	(155.12)	(128.08)
Net asset value, end of period	$127.57	$145.65	$196.08	$222.72	$268.88	$533.48
Total return[4]	1.14%	17.77%	15.56%	6.49%	(25.84)%	32.05%
Net assets, end of period (000s)	$20,747	$25,073	$32,604	$49,377	$88,126	$202,551
Ratios to average net assets:
Gross expenses	1.86%[5]	1.86%	1.85%	1.86%	1.83%	1.84%
Net expenses[6,7]	1.86 [5]	1.86	1.85	1.86	1.83	1.84
Net investment loss	(1.26)[5]	(1.14)	(0.76)	(0.55)	(0.87)	(0.71)
Portfolio turnover rate	9%	26%	22%	10%	21%	8%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]
As of close of business on October 3, 2025, subsequent to period end, Class C shares of the Fund completed a
1-for-4 reverse stock split.  The per share amounts have been restated to reflect the impact of the reverse stock split.

[3]	For the six months ended February 28, 2026 (unaudited).
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Growth Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class FI Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$111.46	$112.02	$109.72	$117.13	$199.72	$178.54
Income (loss) from operations:
Net investment income (loss)	(0.30)	(0.44)	(0.11)	0.23	(0.40)	(0.12)
Net realized and unrealized gain (loss)	2.52	19.86	16.89	7.43	(43.41)	53.53
Total income (loss) from operations	2.22	19.42	16.78	7.66	(43.81)	53.41
Less distributions from:
Net investment income	—	—	(0.24)	—	—	(0.21)
Net realized gains	(20.35)	(19.98)	(14.24)	(15.07)	(38.78)	(32.02)
Total distributions	(20.35)	(19.98)	(14.48)	(15.07)	(38.78)	(32.23)
Net asset value, end of period	$93.33	$111.46	$112.02	$109.72	$117.13	$199.72
Total return[3]	1.46%	18.63%	16.37%	7.33%	(25.42)%	32.97%
Net assets, end of period (000s)	$936	$1,068	$1,461	$1,319	$2,056	$4,737
Ratios to average net assets:
Gross expenses	1.21%[4]	1.13%	1.16%	1.07%	1.24%	1.15%
Net expenses[5,6]	1.20 [4]	1.13	1.16	1.07	1.24	1.15
Net investment income (loss)	(0.58)[4]	(0.41)	(0.11)	0.22	(0.27)	(0.06)
Portfolio turnover rate	9%	26%	22%	10%	21%	8%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended February 28, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Growth Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$99.80	$102.48	$101.56	$109.88	$190.32	$171.73
Income (loss) from operations:
Net investment loss	(0.38)	(0.70)	(0.39)	(0.15)	(0.67)	(0.58)
Net realized and unrealized gain (loss)	2.32	18.00	15.55	6.90	(40.99)	51.19
Total income (loss) from operations	1.94	17.30	15.16	6.75	(41.66)	50.61
Less distributions from:
Net realized gains	(20.35)	(19.98)	(14.24)	(15.07)	(38.78)	(32.02)
Total distributions	(20.35)	(19.98)	(14.24)	(15.07)	(38.78)	(32.02)
Net asset value, end of period	$81.39	$99.80	$102.48	$101.56	$109.88	$190.32
Total return[3]	1.34%	18.25%	16.03%	6.94%	(25.57)%	32.59%
Net assets, end of period (000s)	$16,638	$17,680	$18,071	$17,116	$18,336	$28,047
Ratios to average net assets:
Gross expenses	1.45%[4]	1.45%	1.44%	1.42%	1.45%	1.44%
Net expenses[5,6]	1.45 [4]	1.45	1.44	1.42	1.45	1.44
Net investment loss	(0.84)[4]	(0.73)	(0.39)	(0.15)	(0.49)	(0.32)
Portfolio turnover rate	9%	26%	22%	10%	21%	8%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended February 28, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Growth Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$148.27	$142.66	$135.85	$141.17	$231.08	$202.02
Income (loss) from operations:
Net investment income (loss)	(0.17)	(0.16)	0.33	0.61	0.26	0.62
Net realized and unrealized gain (loss)	3.19	25.75	21.18	9.14	(51.39)	61.24
Total income (loss) from operations	3.02	25.59	21.51	9.75	(51.13)	61.86
Less distributions from:
Net investment income	—	—	(0.46)	—	—	(0.78)
Net realized gains	(20.35)	(19.98)	(14.24)	(15.07)	(38.78)	(32.02)
Total distributions	(20.35)	(19.98)	(14.70)	(15.07)	(38.78)	(32.80)
Net asset value, end of period	$130.94	$148.27	$142.66	$135.85	$141.17	$231.08
Total return[3]	1.65%	18.99%	16.74%	7.58%	(25.09)%	33.42%
Net assets, end of period (millions)	$255	$281	$301	$360	$462	$894
Ratios to average net assets:
Gross expenses	0.84%[4]	0.84%	0.83%	0.83%	0.81%	0.82%
Net expenses[5,6]	0.84 [4]	0.84	0.83	0.83	0.81	0.82
Net investment income (loss)	(0.24)[4]	(0.12)	0.24	0.46	0.15	0.29
Portfolio turnover rate	9%	26%	22%	10%	21%	8%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended February 28, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Growth Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$152.92	$146.44	$139.09	$144.07	$234.70	$204.72
Income (loss) from operations:
Net investment income (loss)	(0.10)	(0.03)	0.42	0.73	0.48	1.05
Net realized and unrealized gain (loss)	3.26	26.49	21.76	9.36	(52.33)	61.88
Total income (loss) from operations	3.16	26.46	22.18	10.09	(51.85)	62.93
Less distributions from:
Net investment income	—	—	(0.59)	—	—	(0.93)
Net realized gains	(20.35)	(19.98)	(14.24)	(15.07)	(38.78)	(32.02)
Total distributions	(20.35)	(19.98)	(14.83)	(15.07)	(38.78)	(32.95)
Net asset value, end of period	$135.73	$152.92	$146.44	$139.09	$144.07	$234.70
Total return[3]	1.69%	19.10%	16.84%	7.67%	(25.00)%	33.51%
Net assets, end of period (000s)	$55,432	$63,883	$62,225	$53,402	$67,498	$192,685
Ratios to average net assets:
Gross expenses	0.74%[4]	0.74%	0.74%	0.74%	0.69%	0.74%
Net expenses[5,6]	0.74 [4]	0.74	0.74	0.74	0.69	0.74
Net investment income (loss)	(0.14)[4]	(0.02)	0.30	0.54	0.27	0.48
Portfolio turnover rate	9%	26%	22%	10%	21%	8%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended February 28, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts
ClearBridge Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Growth Fund 2026 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,183,490,126	—	—	$4,183,490,126
Short-Term Investments†	28,065,018	—	—	28,065,018
Total Investments	$4,211,555,144	—	—	$4,211,555,144

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute
ClearBridge Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.25%, 2.00%, 1.25%, 1.50%, 0.90% and 0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset

ClearBridge Growth Fund 2026 Semi-Annual Report

the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended February 28, 2026, fees waived and/or expenses reimbursed amounted to $9,474, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended February 28, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $40,291 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. Class C shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended February 28, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$186,753	—
CDSCs	1,435	$1,137
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
ClearBridge Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
3. Investments
During the six months ended February 28, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$370,331,458
Sales	433,606,064
At February 28, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,296,996,716	$2,087,716,028	$(173,157,600)	$1,914,558,428
4. Derivative instruments and hedging activities
During the six months ended February 28, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended February 28, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$4,946,558	$2,576,737
Class C	116,242	14,642
Class FI	1,272	1,099
Class R	43,350	17,819
Class I	—	138,514
Class IS	—	546
Total	$5,107,422	$2,749,357
For the six months ended February 28, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$8,665
Class C	50
Class FI	2
Class R	38
Class I	589

ClearBridge Growth Fund 2026 Semi-Annual Report

Waivers/Expense Reimbursements
Class IS	$130
Total	$9,474
6. Distributions to shareholders by class

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Net Realized Gains:
Class A	$728,809,806	$679,793,521
Class C	3,226,641	11,981,902
Class FI	205,665	258,604
Class R	3,494,811	3,395,653
Class I	37,019,503	38,928,540
Class IS	7,845,758	8,281,784
Total	$780,602,184	$742,640,004
7. Shares of beneficial interest
At February 28, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	671,084	$67,833,923	1,287,130	$133,239,161
Shares issued on reinvestment	7,662,894	721,614,741	6,579,428	672,088,521
Shares repurchased	(2,957,643)	(298,491,915)	(6,378,837)	(668,308,848)
Net increase	5,376,335	$490,956,749	1,487,721	$137,018,834
Class C
Shares sold	19,596	$1,441,126	58,691	$2,190,794
Shares issued on reinvestment	24,284	3,195,811	345,014	11,775,321
Shares repurchased	(64,751)	(6,032,317)	(380,262)	(14,028,540)
Shares adjusted due to reverse stock split [1]	11,364	—	(516,431)	—
Net decrease	(9,507)	$(1,395,380)	(492,988)	$(62,425)
ClearBridge Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class FI
Shares sold	1,877	$206,162	1,481	$156,669
Shares issued on reinvestment	2,139	205,665	2,488	258,604
Shares repurchased	(3,562)	(353,710)	(7,434)	(778,343)
Net increase (decrease)	454	$58,117	(3,465)	$(363,070)
Class R
Shares sold	9,136	$833,896	19,218	$1,828,701
Shares issued on reinvestment	41,368	3,470,327	36,117	3,369,026
Shares repurchased	(23,238)	(2,078,767)	(54,528)	(5,197,080)
Net increase	27,266	$2,225,456	807	$647
Class I
Shares sold	2,176,182	$300,088,936	277,021	$38,236,166
Shares issued on reinvestment	250,667	33,784,949	258,392	35,650,315
Shares repurchased	(383,529)	(328,333,653)	(750,469)	(104,954,954)
Shares redeemed in-kind	(1,995,197)	—	—	—
Net increase (decrease)	48,123	$5,540,232	(215,056)	$(31,068,473)
Class IS
Shares sold	41,562	$6,047,769	90,330	$13,092,606
Shares issued on reinvestment	53,224	7,434,317	54,379	7,732,763
Shares repurchased	(104,145)	(15,270,094)	(151,860)	(21,763,179)
Net decrease	(9,359)	$(1,788,008)	(7,151)	$(937,810)

[1]
As of close of business on October 3, 2025, subsequent to period end, Class C shares of the Fund completed a
1-for-4 reverse stock split.  The per share amounts have been restated to reflect the impact of the reverse stock split.

8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended February 28, 2026. The following transactions were effected in such company for the six months ended February 28, 2026.

	Affiliate Value at August 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,737,150	$199,089,646	199,089,646	$187,794,287	187,794,287

ClearBridge Growth Fund 2026 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$287,933	—	$14,032,509
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended February 28, 2026.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
ClearBridge Growth Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

ClearBridge Growth Fund

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ClearBridge
Growth Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Growth Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
ClearBridge Growth Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90012-SFSOI 4/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 24, 2026